Concentrations (Tables)	6 Months Ended
Jun. 30, 2023
Concentrations [Abstract]
Schedule of Details of Customers Total Revenues	Details of customers which accounted for 10% or more of the Company’s total revenues are as follows.
	Six Months Ended June 30,
	2023		2022
	(Unaudited)		(Unaudited)
Customer A	$808,726	27%	$979,560	34%
Customer B	407,092	14%	477,749	17%
Total	$1,215,818	41%	$1,457,309	51%

Schedule of Details of Customers Accounts Receivable	Details of customers which accounted for 10% or more of the Company’s accounts receivable are as follows.
	June 30,		December 31,
	2023		2022
	(Unaudited)		(Audited)
Customer A	$5,616,058	68%	$5,274,060	67%
Customer B	2,214,732	27%	1,864,208	24%
Total	$7,830,790	95%	$7,138,268	91%

Schedule of Details of Suppliers Total Purchases	Details of suppliers which accounted for 10% or more of the Company’s total purchases are as follows.
	Six Months Ended June 30,
	2023		2022
	(Unaudited)		(Unaudited)
Supplier A	$318,777	22%	$-	-%
Supplier B	-	-%	203,247	20%
Supplier C	167,867	12%	257,597	25%
Supplier D	-	-%	281,511	28%
Total	$486,644	34%	$742,355	73%

Schedule of Details of Suppliers Accounts Payable	Details of suppliers which accounted for 10% or more of the Company’s accounts payable are as follows.
	June 30,		December 31,
	2023		2022
	(Unaudited)		(Audited)
Supplier E	$95,692	17%	$-	-%
Supplier F	75,823	14%	79,605	11%
Supplier B	69,904	12%	155,990	22%
Supplier G	-	-%	131,661	19%
Total	$241,419	43%	$367,256	52%